Cash and Cash Equivalents to Restricted Cash - Summary of Restricted Cash and Cash Equivalents (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Deposit restricted for governmental project and others	₩ 153,185	₩ 49,555